As filed with the Securities and Exchange Commission on March 12, 2019
Securities Act File No. 333-191837
Investment Company Act File No. 811-22903

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 222	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 224	☒
(Check appropriate box or boxes)

J.P. Morgan Exchange-Traded Fund Trust
(Exact Name of Registrant Specified in Charter)

270 Park Avenue
New York, New York, 10017
(Address of Principal Executive Offices)
Registrant’s Telephone Number, Including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
4 New York Plaza
New York, New York 10004
(Name and Address of Agent for Service)

With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 222 relates to the following funds:
JPMorgan Diversified Alternatives ETF
JPMorgan Event Driven ETF
JPMorgan Long/Short ETF
JPMorgan Managed Futures Strategy ETF
JPMorgan BetaBuilders Canada ETF
JPMorgan BetaBuilders Developed Asia ex-Japan ETF
JPMorgan BetaBuilders Europe ETF
JPMorgan BetaBuilders Japan ETF
JPMorgan Diversified Return Emerging Markets Equity ETF
JPMorgan Diversified Return Europe Currency Hedged ETF
JPMorgan Diversified Return Europe Equity ETF
JPMorgan Diversified Return Global Equity ETF
JPMorgan Diversified Return International Currency Hedged ETF
JPMorgan Diversified Return International Equity ETF
JPMorgan Diversified Return U.S. Equity ETF
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
JPMorgan Diversified Return U.S. Small Cap Equity ETF
JPMorgan U.S. Dividend ETF
JPMorgan U.S. Minimum Volatility ETF
JPMorgan U.S. Momentum Factor ETF
JPMorgan U.S. Quality Factor ETF
JPMorgan U.S. Value Factor ETF

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Exchange-Traded Fund Trust, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 12th day of March, 2019.
J.P. Morgan Exchange-Traded Fund Trust
By:	Ogden Hammond *
Name: Ogden Hammond
Title: Interim President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on March 12, 2019.
Gary L. French*
Gary L. French
Trustee

Thomas P. Lemke*
Thomas P. Lemke
Trustee

Emily Youssouf*
Emily Youssouf
Trustee

Lauren A. Paino*
Lauren A. Paino
Treasurer and Principal Financial Officer

*By:	/s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-in-fact
Robert J. Grassi*
Robert J. Grassi
Trustee

Lawrence Maffia*
Lawrence Maffia
Trustee

Robert Deutsch*
Robert Deutsch
Trustee

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase